Tikatok Impairment Charge - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Oct. 27, 2012	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Impairment Costs [Line Items]
Impairment charges	$ 1,973	$ 373	$ 32,390	$ 4,168
Goodwill written off	1,947
Intangible write off	$ 26